Note J - Secured Borrowings - 10-K (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2008	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 02, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate, Number of Loans				19		24		18
Participation Interest	11.00%
Deferred Finance Costs, Net	$ 900,000
Funds Used Under Inter-Creditor Agreements						0		1,300,000
Interest Reserves						0		200,000
Secured Debt, Repurchase Agreements								1,100,000
Interest Expense		2,000	60,000	2,000	178,000	206,000	107,000	965,000
Real Estate Loans [Member]
Mortgage Loans on Real Estate, Number of Loans	6
Secured Debt [Member]
Interest Expense						$ 88,000		$ 600,000